Property, plant and equipment	12 Months Ended
Dec. 31, 2021
Property, plant and equipment

16	Property, plant and equipment

(a)       Statement of financial position details

	December 31, 2021				December 31, 2020
	Cost	Accumulated depreciation	Net	Annual Depreciation average rate	Cost	Accumulated depreciation	Net	Annual Depreciation average rate
Land	94,213	—	94,213	—	94,213	—	94,213	—
Buildings	86,703	(41,205)	45,498	2.1%	86,860	(41,513)	45,347	2.1%
Equipment	397,782	(282,628)	115,154	15.1%	372,103	(271,087)	101,016	14.8%
Transportation equipment	10,434	(7,962)	2,472	9.9%	10,319	(7,350)	2,969	9.9%
Furniture and fixtures	36,561	(14,482)	22,079	6.7%	31,232	(13,813)	17,419	6.7%
Other	11,982	(241)	11,741	5.0%	7,618	(331)	7,287	4.9%
Total	637,675	(346,518)	291,157	11.1%	602,345	(334,094)	268,251	11.2%

(b)       Changes

	December 31, 2020	Additions	Transfers	Write-offs and disposals	Depreciation	December 31, 2021
Land	94,213	—	—	—	—	94,213
Buildings	45,347	3,181	(1,965)	(5)	(1,060)	45,498
Equipment	101,016	38,807	(3,398)	(365)	(20,906)	115,154
Transportation equipment	2,969	97	69	—	(663)	2,472
Furniture and fixtures	17,419	4,477	1,647	(206)	(1,258)	22,079
Other	7,287	3,719	865	—	(130)	11,741
Total	268,251	50,281	(2,782)	(576)	(24,017)	291,157

	December 31, 2019	Additions	Transfers	Write-offs and disposals	Depreciation	December 31, 2020
Land	92,962	—	1,251	—	—	94,213
Buildings	41,705	5,430	(713)	—	(1,075)	45,347
Equipment	152,273	26,055	(49,188)	(174)	(27,950)	101,016
Transportation equipment	1,984	298	1,351	—	(664)	2,969
Furniture and fixtures	18,219	4,087	(3,712)	(103)	(1,072)	17,419
Other	7,250	6,537	(6,446)	—	(54)	7,287
Total	314,393	42,407	(57,457)	(277)	(30,815)	268,251

	December 31, 2018	Additions	Transfers	Write-offs and disposals	Depreciation	December 31, 2019
Land	92,979	—	(17)	—	—	92,962
Buildings	40,125	3,497	15	—	(1,932)	41,705
Equipment	116,086	63,216	3,149	(429)	(29,749)	152,273
Transportation equipment	3,473	308	(1,117)	(2)	(678)	1,984
Furniture and fixtures	13,578	5,266	734	(162)	(1,197)	18,219
Other	1,371	5,872	66	—	(59)	7,250
Total	267,612	78,159	2,830	(593)	(33,615)	314,393